VIE Structure and Arrangements	12 Months Ended
May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VIE Structure and Arrangements

Note 4. VIE Structure and Arrangements

The Company consolidates VIE in which it holds a variable interest and is the primary beneficiary through contractual agreements. The Company is the primary beneficiary because it has the power to direct activities that most significantly affect their economic performance and have the obligation to absorb the majority of their losses or benefits. The results of operations and financial position of the VIE are included in the Company’s consolidated financial statements.

In order to operate its business in PRC and to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides value-added services, the Company entered into a series of contractual agreements with the VIE: CXJ Technology (Shenzhen) Co., Ltd. (“CXJSZ”). These contractual agreements may not be terminated by the VIE, except with the consent of, or a material breach by us. Currently, the Company is still evaluating the overall operating strategy for business and does not have plan to provide any funding to the VIE. Please refer to Note 7 for associated regulatory risks.

The key terms of the VIE Agreements are summarized as follows:

(a)	Exclusive Consulting and Services Agreement

The WFOE has the exclusive right to provide technical service, marketing and management consulting service, financial support service and human resource support services to the VIE, and the VIE is required to take all commercially reasonable efforts to permit and facilitate the provision of the services by WFOE. As compensation for providing the services, WFOE is entitled to receive service fees from the VIE equivalent to the WFOE’s cost plus certain percentage of such costs as calculated on accounting policies generally accepted in the PRC. The WFOE and the VIE agree to periodically review the service fee and make adjustments as deemed appropriate. The term of the Technical Services Agreement is perpetual, and may only be terminated upon written consent of both parties.

(b)	Equity Pledge Agreement

The VIE’s shareholders pledged all of their equity interests in VIE (the “Collateral”) to WFOE, our wholly owned subsidiary in PRC, as security for the performance of the obligations to make all the required technical service fee payments pursuant to the Technical Services Agreement and for performance of the VIEs’ Shareholders’ obligation under the Call Option Agreement. The terms of the Equity Pledge Agreement expire upon satisfaction of all obligations under the Technical Services Agreement and Call Option Agreement.

(c)	Exclusive Option Agreement

The VIEs’ Shareholders granted an exclusive option to WFOE, or its designee, to purchase, at any time and from time to time, to the extent permitted under PRC law, all or any portion of the VIE’s shareholders’ equity in the VIE. The exercise price of the option shall be determined by WFOE at its sole discretion, subject to any restrictions imposed by PRC law. The term of the agreement is until all of the equity interest in the VIE held by the VIEs’. Shareholders are transferred to WFOE, or its designee and may not be terminated by any part to the agreement without consent of the other parties.

(d)	Power of Attorney

The VIE’s shareholders granted WFOE the irrevocable right, for the maximum period permitted by law, all of its voting rights as shareholders of the VIE. The VIE’s shareholders may not transfer any of its equity interest in the VIE to any party other than WFOE. The Power of Attorney agreements may not be terminated except until all of the equity in VIEs has been transferred to WFOE or its designee.